STOCK COMPENSATION PLANS - SCHEDULE OF PSUs AND RSUs ACTIVITY (Details) - Performance and restricted stock units - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at beginning of year (shares)	828,228
Granted (shares)	478,044	545,750	381,407
Performance assumption change (shares)	21,305
Vested (shares)	(277,261)
Forfeited (shares)	(126,952)
Outstanding at end of year (shares)	923,364	828,228
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding at beginning of year (USD per share)	$ 102.66
Weighted-average fair value at date of grant (USD per share)	110.97	$ 93.55	$ 104.68
Performance assumption change	96.71
Vested (USD per share)	109.35
Forfeited (USD per share)	107.91
Outstanding at end of year (USD per share)	$ 103.11	$ 102.66